Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

ARCHER AVIATION INC.

Notes to Consolidated Condensed Financial Statements (Unaudited)

Note 1 — Organization and Nature of Business

Organization and Nature of Business

Archer Aviation Inc. (the “Company,” “we,” “us” or “our”), a Delaware corporation, with its headquarters located in Palo Alto, California, is an aerospace company. The Company’s mission is to advance the benefits of sustainable air mobility. The Company’s goal is to move people throughout the world’s cities in a quick, safe, sustainable, and cost-effective manner. To accomplish this goal, the Company is designing and developing an electric vertical takeoff and landing (“eVTOL”) aircraft for use in future urban air mobility (“UAM”) networks.

The Company’s Planned Lines of Business

Upon receipt of all necessary Federal Aviation Administration (“FAA”) certifications and any other government approvals necessary for the Company to manufacture and operate its aircraft, the Company intends to operate two complementary lines of business. The Company’s core focus is direct-to-consumer (“Archer UAM”) with its secondary focus being business-to-business (“Archer Direct”).

Archer UAM

The Company plans to operate its own UAM ecosystem initially in select major U.S. cities, such as Los Angeles and Miami. The Company’s UAM ecosystem will operate using its eVTOL aircraft, which is currently in development.

Archer Direct

The Company also plans to selectively sell a certain amount of its eVTOL aircraft to third parties.

Business Combination

On September 16, 2021 (the “Closing Date”), Archer Aviation Inc., a Delaware corporation (prior to the closing of the Business Combination (as defined below), “Legacy Archer”), Atlas Crest Investment Corp., a Delaware corporation (“Atlas”), and Artemis Acquisition Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Atlas (“Merger Sub”), consummated the closing of the transactions contemplated by the Business Combination Agreement, dated February 10, 2021, as amended and restated on July 29, 2021, by and among Atlas, Legacy Archer and Merger Sub (the “Business Combination Agreement”), following approval at a special meeting of the stockholders of Atlas held on September 14, 2021 (the “Special Meeting”). Unless otherwise specified or unless the context otherwise requires, references in these notes to Legacy Archer refer to Archer prior to the Business Combination and references in these notes to “New Archer” refer to Archer following the Business Combination.

Pursuant to the terms of the Business Combination Agreement, a business combination of Legacy Archer and Atlas was effected by the merger of Merger Sub with and into Legacy Archer, with Legacy Archer surviving the merger (the “Surviving Entity”) as a wholly-owned subsidiary of Atlas (the “Merger,” and, collectively with the other transactions described in the Business Combination Agreement, the “Business Combination”). Following the consummation of the Merger on the Closing Date, the Surviving Entity changed its name from Archer Aviation Inc. to Archer Aviation Operating Corp., and Atlas changed its name from Atlas Crest Investment Corp. to Archer Aviation Inc. and it became the successor registrant with the U.S. Securities and Exchange Commission (the “SEC”). Prior to the closing of the Business Combination, the Class A common stock and public warrants of Atlas were listed on the New York Stock Exchange (“NYSE”) under the symbols “ACIC” and “ACIC WS,” respectively. New Archer Class A common stock and public warrants are currently listed on the NYSE under the symbols “ACHR” and “ACHR WS,” respectively.

The financial statements included in this Quarterly Report on Form 10-Q reflect (i) the historical operating results of Legacy Archer prior to the Business Combination; (ii) the combined results of Atlas and Legacy Archer following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Archer at their historical cost; and (iv) the Company’s equity structure for all periods presented.

COVID-19 Pandemic

In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. The rapid spread of COVID-19 caused volatility and disruption in financial markets and prompted governments and businesses to take unprecedented measures such as travel restrictions, quarantines, shelter-in-place orders, and business shutdowns. The impact of the COVID-19 pandemic continues to evolve due to, among other reasons, the emergence of additional variants or strains of COVID-19. As such, the full magnitude of the pandemic’s effect on the Company’s financial condition, liquidity, and future results of operations is uncertain. Management continues to actively monitor the Company’s financial condition, liquidity, operations, suppliers, industry, and workforce, but currently does not anticipate any material impairments as a result of COVID-19 and will continue to evaluate the impact of COVID-19 on an ongoing basis.

Note 1 — Organization and Nature of Business

Organization and Nature of Business

Archer Aviation Inc. (the “Company” “we,” “us” or “our”), a Delaware corporation, with our headquarters located in Palo Alto, California, is an aerospace company. The Company is a former blank check company incorporated on August 26, 2020 under the name Atlas Crest Investment Corp. (“Atlas”) as a Delaware corporation and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

Our mission is to advance the benefits of sustainable air mobility. Our goal is to move people throughout the world’s cities in a quick, safe, sustainable, and cost-effective manner. To accomplish this goal, we are designing and developing an electric vertical takeoff and landing (“eVTOL”) aircraft for use in future urban air mobility (“UAM”) networks.

Our Planned Lines of Business

Upon receipt of all necessary Federal Aviation Administration (“FAA”) certifications and any other government approvals necessary for us to manufacture and operate our aircraft, we intend to operate two complementary lines of business. Our core focus is direct-to-consumer (“Archer UAM”) with our secondary focus being business-to-business (“Archer Direct”).

Archer UAM

We plan to operate our own UAM ecosystem initially in select major U.S. cities, such as Los Angeles and Miami. Our UAM ecosystem will operate using our eVTOL aircraft which is currently in development.

Archer Direct

We also plan to selectively sell a certain amount of our eVTOL aircraft to third parties.

Business Combination

On September 16, 2021 (the “Closing Date”), Archer Aviation, Inc., a Delaware corporation (prior to the closing of the Business Combination (as defined below), “Legacy Archer”), Atlas, and Artemis Acquisition Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Atlas (“Merger Sub”), consummated the closing of the transactions contemplated by the Business Combination Agreement, dated February 10, 2021, as amended and restated on July 29, 2021, by and among Atlas, Legacy Archer and Merger Sub (the “Business Combination Agreement”), following approval at a special meeting of the stockholders of Atlas held on September 14, 2021 (the “Special Meeting”). Unless otherwise specified or unless the context otherwise requires, references in these notes to Legacy Archer refer to Archer prior to the Business Combination and references in these notes to “New Archer” refer to Archer following the Business Combination.

Pursuant to the terms of the Business Combination Agreement, a business combination of Legacy Archer and Atlas was effected by the merger of Merger Sub with and into Legacy Archer, with Legacy Archer surviving the merger (the “Surviving Entity”) as a wholly-owned subsidiary of Atlas (the “Merger,” and, collectively with the other transactions described in the Business Combination Agreement, the “Business Combination”). Following the consummation of the Merger on the Closing Date, the Surviving Entity changed its name from Archer Aviation, Inc. to Archer Aviation Operating Corp., and Atlas changed its name from Atlas Crest Investment Corp. to Archer Aviation Inc. and it became the successor registrant with the U.S. Securities and Exchange Commission (the “SEC”). Prior to the closing of the Business Combination, the Class A common stock and public warrants of Atlas were listed on the New York Stock Exchange (“NYSE”) under the symbols “ACIC” and “ACIC WS,” respectively. New Archer Class A common stock and public warrants are currently listed on the NYSE under the symbols “ACHR” and “ACHR WS,” respectively.

Additionally, certain investors had agreed to subscribe for and purchase an aggregate of up to $600.0 million of Class A common stock of the combined company (“PIPE Financing”). The PIPE Financing was consummated substantially concurrent with the closing of the Merger.

The Business Combination generated gross cash proceeds of $857.6 million, including $600.0 million proceeds from the PIPE Financing. Total direct and incremental transaction costs aggregated $81.8 million, of which $10.9 million were expensed as part of the Business Combination, $55.8 million were recorded to additional paid-in-capital (“APIC”) as equity issuance costs, and the remaining $15.1 million was settled through the issuance of shares of New Archer Class A common stock.

While the legal acquirer in the Business Combination Agreement was Atlas, for financial accounting and reporting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”), Legacy Archer is the accounting acquirer, and the Business Combination is accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity represent the continuation of the financial statements of Legacy Archer in many respects. Under this method of accounting, Atlas is treated as the “acquired” company for financial reporting purposes. For accounting purposes, Legacy Archer is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Legacy Archer (i.e., a capital transaction involving the issuance of stock by Atlas for the stock of New Archer). Refer to Note 4 for additional information.

The financial statements included in this report reflect (i) the historical operating results of Legacy Archer prior to the Business Combination; (ii) the combined results of Atlas and Legacy Archer following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Archer at their historical cost; and (iv) the Company’s equity structure for all periods presented.

COVID-19 Pandemic

In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. The rapid spread of COVID-19 caused volatility and disruption in financial markets and prompted governments and businesses to take unprecedented measures such as travel restrictions, quarantines, shelter-in-place orders, and business shutdowns. The impact of the COVID-19 pandemic continues to evolve due to, among other reasons, the emergence of additional variants or strains of COVID-19. As such, the full magnitude of the pandemic’s effect on our financial condition, liquidity, and future results of operations is uncertain. Management continues to actively monitor our financial condition, liquidity, operations, suppliers, industry, and workforce, but currently does not anticipate any material impairments as a result of COVID-19 and will continue to evaluate the impact of COVID-19 on an ongoing basis. See Part I, Item 1A, “Risk Factors” in this Annual Report for more information.